Supplement to the
Fidelity® 500 Index Fund
April 29, 2019
Prospectus

Manav Verma no longer serves as a portfolio manager of the fund.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

U5I-U5A-19-01 1.929867.115	July 12, 2019

Supplement to the
Fidelity® Extended Market Index Fund, Fidelity® International Index Fund and Fidelity® Total Market Index Fund
April 29, 2019
Prospectus

Manav Verma no longer serves as a portfolio manager of the funds.

The following information supplements similar information for each fund found in the "Fund Summary" sections under the "Portfolio Manager(s)" headings.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information for each fund found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Payal Gupta is portfolio manager of each fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

SIF-I-19-01 1.933378.115	July 12, 2019

Supplement to the
Fidelity® Nasdaq Composite Index® Fund
January 29, 2019
Prospectus

Patrick Waddell no longer serves as a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

EIF-19-02 1.791563.132	July 12, 2019

Supplement to the
Fidelity Flex℠ Funds
Fidelity Flex℠ 500 Index Fund
April 29, 2019
Prospectus

Manav Verma no longer serves as a portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

Z5I-19-01 1.9886005.101	July 12, 2019